Schedule of changes in warranty costs provision (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warranty costs provision, Beginning of year	€ 1,287	€ 1,402
Amounts used during the year (payments)	(694)	(477)
New Warranty Expenses	469	362
Warranty costs provision, End of year	1,062	1,287
WarrantyCostsProvision	396	636
Current portion of provision for warranty costs	€ (666)	€ (651)